STOCK BASED COMPENSATION (Details 1) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Equity [Abstract]
Av. Exercise price per share, Option Outstanding at beginnig	$ 2.61	$ 2.61	$ 1.00
Option Outstanding at beginnig	2,332,500	2,332,500	645,000
Av. Exercise price per share, Option Granted	$ 1.28		$ 3.23
Option Granted	648,000		1,687,500
Av. Exercise price per share, Option Exercised
Option Exercised
Av. Exercise price per share, Option Forfeited
Option Forfeited
Av. Exercise price per share, Option Outstanding at ending	$ 2.32	$ 2.61	$ 2.61
Option Outstanding at ending	2,980,500	2,332,500	2,332,500
Av. Exercise price per share, Option Exercisable	$ 2.16	$ 2.18	$ 1.87
Option Exercisable	1,339,154	1,198,577	395,269